Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 305,313	kr 286,149
Changes in liabilities arising from financing activities
Cash flow	(12,505)	20,782
Exchange rate difference	14,999	(5,185)
Unrealized changes in fair value	(6,345)	3,567
Accrued interest	1
Liabilities in financing activities at end of year	301,463	305,313
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	287,462	273,017
Changes in liabilities arising from financing activities
Cash flow	(10,958)	29,460
Exchange rate difference	22,588	(17,004)
Unrealized changes in fair value	(4,092)	1,989
Liabilities in financing activities at end of year	295,000	287,462
Lease liability
Liabilities in financing activities
Liabilities in financing activities at beginning of year	19	44
Changes in liabilities arising from financing activities
Cash flow	(24)	(27)
Unrealized changes in fair value	157	2
Accrued interest	1
Liabilities in financing activities at end of year	153	19
Derivatives
Liabilities in financing activities
Liabilities in financing activities at beginning of year	17,832	13,088
Changes in liabilities arising from financing activities
Cash flow	(1,523)	(8,651)
Exchange rate difference	(7,589)	11,819
Unrealized changes in fair value	(2,410)	1,576
Liabilities in financing activities at end of year	kr 6,310	kr 17,832